Offerings	Feb. 13, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Offering Note
(1)	Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2)
Omitted pursuant to Form
S-3
General Instruction II.E. We are registering an indeterminate number of shares of common stock or preferred stock and amount of debt securities as may be issued upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or subscription rights or settlement of any purchase contracts or purchase units, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.

(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.01 par value per share
Offering Note
(1)	Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2)
Omitted pursuant to Form
S-3
General Instruction II.E. We are registering an indeterminate number of shares of common stock or preferred stock and amount of debt securities as may be issued upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or subscription rights or settlement of any purchase contracts or purchase units, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.

(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note
(1)	Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2)
Omitted pursuant to Form
S-3
General Instruction II.E. We are registering an indeterminate number of shares of common stock or preferred stock and amount of debt securities as may be issued upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or subscription rights or settlement of any purchase contracts or purchase units, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.

(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)	Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2)
Omitted pursuant to Form
S-3
General Instruction II.E. We are registering an indeterminate number of shares of common stock or preferred stock and amount of debt securities as may be issued upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or subscription rights or settlement of any purchase contracts or purchase units, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.

(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)	Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2)
Omitted pursuant to Form
S-3
General Instruction II.E. We are registering an indeterminate number of shares of common stock or preferred stock and amount of debt securities as may be issued upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or subscription rights or settlement of any purchase contracts or purchase units, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.

(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.